Other Liabilities	6 Months Ended
Jun. 30, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities

14. OTHER LIABILITIES

A summary of other liabilities as of June 30, 2014 and December 31, 2013 is as follows:

	June 30, 2014	December 31, 2013
	(in millions)
Advances on buy-back agreements	$1,986	$1,902
Warranty and campaign programs	1,123	1,111
Marketing and sales incentive programs	1,600	1,340
Accrued expenses and deferred income	683	748
Legal reserves	518	551
Contract reserve	449	467
Restructuring reserve	76	77
Other	2,416	2,539

Total	$8,851	$8,735

Warranty and Campaign Program

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2014 and 2013 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,
	2014	2013
	(in millions)
Balance at April 1	$1,096	$1,023
Additions	215	220
Claims paid	(213)	(189)
Currency translation adjustment and other	25	(9)

Balance at June 30	$1,123	$1,045

	Six Months Ended June 30,
	2014	2013
	(in millions)
Balance at January 1	$1,111	$1,058
Additions	393	385
Claims paid	(405)	(364)
Currency translation adjustment and other	24	(34)

Balance at June 30	$1,123	$1,045

Restructuring Provision

The Company incurred restructuring costs of $30 million and $20 million for the three months ended June 30, 2014 and 2013, and $42 million and $29 million for the six months ended June 30, 2014 and 2013, respectively. Restructuring costs incurred in 2014 were primarily related to Construction Equipment in the amount of $27 million and Commercial Vehicles in the amount of $15 million. Restructuring costs incurred in 2013 were primarily related to Commercial Vehicles.

Actions identified by Construction Equipment are related to the re-tooling of its industrial footprint in connection with the recently announced enlargement of the licensing agreements with Sumitomo (S.H.I.) Construction Machinery Co., Ltd, as well as the re-positioning of Case and New Holland brand offerings and the consequent alignment of their dealer networks. The recently announced closure of the assembly plant in Calhoun, Georgia, represents one of these actions. For the six months ended June 30, 2014, expenses incurred by Construction Equipment were primarily related to the planned closure of the facility in Calhoun, Georgia and the re-positioning of the brand offerings and related dealer networks.

Commercial Vehicles actions, part of the Company’s recently announced Efficiency Program, are focused on selling, general and administrative expenses and business support costs as a result of the transition to CNH Industrial’s regional structure, as well as on the completion of manufacturing product specialization programs.